Prepaid Expenses and Other Current Assets (Details)		6 Months Ended
	Aug. 02, 2023 USD ($)	Jun. 30, 2024 T	Feb. 28, 2021 USD ($)
Prepaid Expenses and Other Current Assets [Abstract]
Total investment consideration | $			$ 8,000,000
Redeemed fund with a redemption value | $	$ 3,282,770
Manufacturing facilities | T		50,000
Prepayment for engineering cost | T		50,000